SHARE CAPITAL - Share appreciation rights (Details) - Share Appreciation Rights	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Restricted Share Unit Plan
Fair value of the SAR | $	$ 2,624,160
Share based compensation recognized | $	$ 450,583
Number of SARs
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period | $	1,811,768	0
Granted	5,600,000	1,811,768
Cancelled	(1,811,768)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	5,600,000	1,811,768
Weighted Average Grant Date Fair Value, Outstanding at the beginning of the period	$ 0.185	$ 0
Granted (in dollars per share)	0.000	0.185
Cancelled (in dollars per shares)	0.185
Weighted Average Grant Date Fair Value, Outstanding at the end of the period	$ 0.000	$ 0.185